EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of calculation of net earnings per common share - basic and diluted

	For the three months ended
	March 31, 2023	March 31, 2022
Basic and diluted:
Net loss	(1,430,810)	(1,206,559)
Weighted-average number of common shares	7,569,115	6,060,187
Basic and diluted net loss per common share	$(0.19)	$(0.20)

	For the year ended
	December 31, 2022	December 31, 2021
Basic and diluted:
Net loss	(5,681,833)	(3,244,506)
Weighted-average number of common shares	6,528,959	5,245,622
Basic and diluted net loss per common share	$(0.87)	$(0.62)